INCOME TAXES - Disclosure of Detailed Information About Effective Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Loss before tax	$ (195,915)	$ (61,404)
Combined statutory tax rate	27.00%	27.00%
Income tax recovery computed at statutory tax rate	$ (52,897)	$ (16,579)
Reconciling items:
Effect of different foreign statutory tax rates on earnings of subsidiaries	6,152	1,052
Impact of foreign exchange on deferred income tax assets and liabilities	(60,889)	(20,238)
Change in unrecognized deferred income tax asset	$ 44,230	2,097
Mining royalty in Mexico	7.50%
7.5% mining royalty in Mexico and Nevada net proceeds tax	$ 2,100	11,345
Other non-deductible expenses	13,994	16,941
Impact of inflationary adjustments	(12,714)	(18,015)
Change in tax provision estimates	448	(2,127)
Value of losses forgone due to tax settlement	0	55,657
Tax settlement	0	24,033
Other	(1,227)	(1,294)
Income tax (recovery) expense	(60,803)	52,872
Statements of Earnings Presentation
Current income tax expense	14,005	56,250
Deferred income tax recovery	(74,808)	(3,378)
Income tax (recovery) expense	$ (60,803)	$ 52,872
Effective tax rate	31.00%	(86.00%)